Exceptional items (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Analysis of income and expense [abstract]
Business restructuring expenses	€ (10,340)	€ (2,180)	€ (4,361)
Corporate restructuring expenses	(256,266)	(10,303)	(1,273)
Monitoring fee (including Directors fee)	(218)	(709)	(776)
Impairment	(3,866)	(1,023)	0
Net sales of assets (loss)	(294)	(91)	(1,716)
Share based payments	(1,239)	(3,288)	(722)
Change in fair value of warrants	(10,856)	0	0
Other exceptional items	(2,066)	1,636	(1,005)
Total	€ (285,145)	€ (15,958)	€ (9,853)